Cash-settled share-based payment provision - Assumptions used to calculate share-based payment expense (Details)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
SARs with no CPTs
Share-based payment transaction
Risk-free interest rate		6.96%
Expected volatility		35.74%
Expected dividend yield		4.76%
SARs with CPTs
Share-based payment transaction
Expected volatility	135.76%	35.83%
Expected dividend yield	0.06%	4.99%
Minimum | SARs with CPTs
Share-based payment transaction
Risk-free interest rate	3.58%	6.64%
Maximum | SARs with CPTs
Share-based payment transaction
Risk-free interest rate	3.88%	6.96%